SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                               FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /

      Pre-Effective Amendment No. --------                             / /


      Post-Effective Amendment No.   17                                /X/
                                  --------

                                   and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / /


      Amendment No.    18                                              /X/
                   --------

                PC&J PERFORMANCE FUND - File Nos. 2-87490 and 811-3906
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           (Exact Name of Registrant as Specified in Charter)

 300 Old Post Office, 120 West Third Street, Dayton, Ohio       45402
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         (Address of Principal Executive Offices)            (Zip Code)

 Registrant's Telephone Number, including Area Code:    937/223-0600

 James M. Johnson, 300 Old Post Office, 120 West Third Street, Dayton,
 Ohio 45402
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                (Name and Address of Agent for Service)

 Copy to: Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A., 3500 Carew Tower, Cincinnati, Ohio 45202


 Approximate Date of Proposed Public Offering:

 It is proposed that this filing will become effective:

 / / immediately upon filing pursuant to paragraph (b)

 / / on (date) pursuant to paragraph (b)


 /x/ 60 days after filing pursuant to paragraph (a)(1)

 / / on (date) pursuant to paragraph (a)(1)
 / / 75 days after filing pursuant to paragraph (a)(2)
 / / on (date) pursuant to paragraph (a)(2) of Rule 485


 If appropriate, check the following box:

 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             PROSPECTUS

                           April   , 1999




                       PC&J PERFORMANCE FUND

                          A No-Load Fund


                        300 Old Post Office
                       120 West Third Street
                        Dayton, Ohio 45402



        Investment Adviser: Parker Carlson & Johnson, Inc.



                       INVESTMENT OBJECTIVE

 The investment objective of PC&J Performance Fund is long-term growth of capital through investment in common stocks.


                        IMPORTANT FEATURES

                   Investment for Capital Growth
            No Sales Commissions or Withdrawal Charges
                      Professional Management
                          Diversification







 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          TABLE OF CONTENTS

                                                                Page
 RISK/RETURN SUMMARY OF THE FUND ..............................  3

 FEE TABLE ....................................................  5

 FINANCIAL HIGHLIGHTS .........................................  6

 ORGANIZATION AND OPERATION OF THE FUND .......................  7

 DISTRIBUTION EXPENSE PLAN ....................................  7

 DESCRIPTION OF SHARES AND TAXES ..............................  7

 HOW TO INVEST IN THE FUND ....................................  8

 HOW TO REDEEM YOUR INVESTMENT ................................  9

 DETERMINATION OF SHARE PRICE ................................. 10

 NEW ACCOUNT APPLICATION ...................................... 11

RISK/RETURN SUMMARY OF THE FUND



 The PC&J Performance Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.



 1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND? The Fund seeks long-term growth of capital through investment in common stocks. Current income is of secondary importance.



 2. WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND? The portfolio manager maintains a diversified portfolio of common stocks. Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. As a diversified company, at least 75% of the Fund's assets must be invested in the following:

   . securities whereby no single stock exceeds 5% of the value of the total assets of the fund and the Fund does not own greater than 10% of the outstanding voting securities of the particular company;
   .  cash and cash equivalents;
   .  government securities;
   .  securities of other investment companies.




 3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions. The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.



   A particular identifiable risk for any stock in the portfolio is Year 2000 readiness. The portfolio manager carefully researches each potential investment before making an investment decision and, among other things, considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information the portfolio manager receives regarding a company's Year 2000 readiness is completely accurate. If a company has not satisfactorily addressed Year 2000 issues, the Fund's performance could suffer.



 The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.



 THE PC&J PERFORMANCE FUND
 A BAR CHART showing Annual Total Returns for the Fund from 1989 through 1998:



              Performance
              Fund
 1989         33.4%
 1990         -5.9%
 1991         30.5%
 1992          8.0%
 1993         14.3%
 1994          0.8%
 1995         22.7%
 1996         19.8%
 1997         35.6%
 1998         31.8%



 A bar of proportionate size represents each percentage with the actual total return printed above the bar.



 Best Quarter         31.2% for the quarter ended 12/31/98
 Worst Quarter       -14.6% for the quarter ended 9/30/90


                     Average annual total return
                     for periods ended 12/31/98

                     1 YEAR    5 YEARS    10 YEARS
 The Fund             31.8%     21.5%     18.3%
 S&P 500 Index<F1>    28.6%     24.1%     19.2%

<F1> The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a
     widely recognized, unmanaged index of common stock prices.

                                   FEE TABLE

 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



 Shareholder Fees (fees paid directly from your investment)


 Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)                           0%

 Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering
 price)                                                        0%

 Deferred Sales Load (as a percentage
 of original purchase price or redemption
 proceeds, as applicable)                                      0%

 Redemption Fees (as a percentage of
 amount redeemed, if applicable)                               0%

 Exchange Fee                                                  0%


 Annual Fund Operating Expenses
 (as a percentage of average net assets)

      Management Fees                                        1.00%

      12b-1 Fees                                               0%

      Other Expenses                                         0.50%

      Total Fund Operating Expenses                          1.50%


 The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Actual expenses may be greater or less than those shown.


 Example                     1 Year    3 Years   5 Years   10 Years
 You would pay the
 following expenses on
 a $10,000 investment,
 assuming (1) 5% annual
 return and (2) redemption
 at the end of each time
 period:                     $154      $485      $850      $1,934

FINANCIAL HIGHLIGHTS

 The information contained in the table below is for the years ended December 3 1998, 1997, 1996, 1995, and 1994. Such information has been derived from data contained in financial statements audited by Deloitte & Touche, LLP, independent auditors. Such information should be read in conjunction with the financial statements incorporated by reference in the Fund's Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge.

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 Selected Data for Each Share            For The Years Ended December
 of Capital Stock Outstanding
 Throughout the Year                1998     1997     1996     1995     1994
                                    -------------------------------------------

 NET ASSET VALUE-BEGINNING OF  YEAR $27.01   $21.11   $19.18   $17.68   $18.13
                                    -------  -------  -------  -------  -------

 Income from investment operations:
   Net investment income <loss>      (0.11)   (0.03)    0.06     0.03     0.06
   Net realized and unrealized
     gain on securities               8.69     7.54     3.73     3.99     0.08
                                    -------  -------  -------  -------  -------
 TOTAL FROM INVESTMENT OPERATIONS     8.58     7.51     3.79     4.02     0.14
                                    -------  -------  -------  -------  -------

 Less dividends:
   From net investment income        (0.00)   (0.00)   (0.06)   (0.03)   (0.06)
   From net realized gain
     on investments                  (1.36)   (1.61)   (1.80)   (2.49)   (0.53)
                                    -------  -------  -------  -------  -------
 TOTAL DIVIDENDS                     (1.36)   (1.61)   (1.86)   (2.52)   (0.59)
                                    -------  -------  -------  -------  -------

 NET ASSET VALUE-END OF YEAR        $34.23   $27.01   $21.11   $19.18   $17.68
                                    =======  =======  =======  =======  =======

 TOTAL RETURN                        31.77%   35.58%   19.80%   22.74%    0.77%

 RATIOS TO AVERAGE NET ASSETS
   Expenses                           1.50%    1.50%    1.50%    1.50%    1.50%
   Net investment income             (0.38%)  (0.12%)   0.30%    0.13%    0.35%

 Portfolio turnover rate             25.60%   22.44%   64.31%   76.71%   68.56%

 Net assets at end of year (000's)  $48,832  $37,453  $28,638 $23,949   $19,753

ORGANIZATION AND OPERATION OF THE FUND

 The Fund has entered into an Investment Advisory Agreement ("Investment Advisory Agreement") with Parker Carlson & Johnson, Inc., 300 Old Post Office, 120 West Third Street, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund. James M. Johnson is primarily responsible for the day to day management of the Fund's portfolio and has been since the Fund's inception (December 23, 1983). Mr. Johnson has been the Secretary of the Adviser since September 1982 and Secretary and a Trustee of the Fund since its inception.

 The Adviser is also the investment adviser to PC&J Preservation Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are members of the Financial Analysts Federation, and Mr. Johnson and Mrs. Carlson are Chartered Financial Analysts.

 As compensation for the investment advice, the Fund will pay the Adviser a monthly fee, accrued daily, based on an annual rate of 1% of the daily net asset value of the Fund.

 Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.


 The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund.



 TEMPORARY DEFENSIVE PURPOSES



 The Fund may invest all or a portion of its assets for temporary defensive purposes in U.S. Treasury bills or other cash equivalents and in interest bearing checking accounts, including those of the Custodian. Under normal circumstances, such short-term investments are expected to represent only a nominal portion of the Fund's total assets. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.


 DISTRIBUTION EXPENSE PLAN


 The Fund has adopted a plan under rule 12b-1 that permits the Trustees to authorize the Fund to pay distribution expenses for the sale and distribution of its shares. Currently, the Trustees have not authorized the Fund to pay any distribution-related expenses.


 DESCRIPTION OF SHARES AND TAXES


 Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.



 The Fund will distribute to its shareholders an annual dividend that will consist of the Fund's net income and net realized capital gains. The dividend will be paid only in additional shares and not in cash. For federal income tax purposes, the portion of the dividend that consists of net income and net short-term capital gains is taxable to shareholders as ordinary income. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates. It is important for shareholders to remember that the tax consequences described in this section apply to dividends even though they are paid in additional shares and not in cash.



 The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. Dividend distributions may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.



 Shareholders should direct all inquiries concerning the purchase or sale of shares to the Fund. All other questions should be directed to Service Corp. at 120 W. Third St., Suite 300, Dayton, Ohio 45402 or by telephoning Service Corp. at 937-223-0600.


 HOW TO INVEST IN THE FUND

 You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price".) There is no sales charge or commission.

 The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the Custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

 INITIAL INVESTMENT BY MAIL

 You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Performance Fund" and a completed and signed new account application, which accompanies this Prospectus (page 12), to the Custodian at the following address:

           PC&J - Lockbox Account
           Location 0614
           Cincinnati, Ohio 45264-0614


 The Fund confirms with the Custodian, on a daily basis by telephone, that the Custodian has received the properly completed new account application and the accompanying check.


 INITIAL INVESTMENTS BY WIRE


 You may purchase shares of the Fund by wire, in at least the minimum amount, by:

   .  first completing and signing the new account application;
   . telephoning (937-223-0600) the information contained in the new account application to the Fund;
   . mailing the completed and signed new account application to the Custodian at the address set forth in the preceding paragraph;
   . instructing your bank to wire Federal Funds to the Custodian. (Your bank may charge you a fee for sending such a wire.)



 EFFECTIVE DATE OF PURCHASE



 Your initial purchase of the Fund's shares will be effective on the date that the Fund confirms with the Custodian that the Custodian has received the properly completed new account application and the accompanying check or wire transfer. The Fund's transfer agent, Service Corp., will mail you confirmation of your initial investment.


 SUBSEQUENT INVESTMENTS

 You may purchase additional shares of the Fund by:

   . first providing the Fund, by mail or by telephone, the necessary information concerning the name of your account and account number;
   . subsequently making the necessary payment, either by check or wire transfer, to the Custodian.



 Your purchase of additional shares of the Fund will be effective on the date that the Fund confirms with the Custodian that the Custodian has received the check or wire transfer. Service Corp. will mail you a confirmation of each subsequent investment.


 HOW TO REDEEM YOUR INVESTMENT


 You may sell shares of the Fund without charge at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until the Fund has received the properly completed new account application with respect to such shares.



 You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.



 Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $5,000 ($1,000 for tax deferred retirement plans), or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his shares to the minimum amount within the sixty-day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund. It is anticipated that the redemption provisions of the preceding sentence would be used only to preserve the tax status of the Fund or to close the Fund.



 The Fund may suspend the right of redemption or may delay payment as follows:

   . during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
   . when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
   . for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.


 DETERMINATION OF SHARE PRICE


 On each day that the Fund is open for business, the net asset value of the shares is determined as of 4:00 P.M., Dayton, Ohio time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value might be materially affected. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.



 All portfolio securities are valued on the following basis:

   . securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued;
   . securities traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the National Association of Securities Dealers Automated Quotations System ("NASDAQ") as of the close of business on the day the securities are being valued;
   . securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.

 The share price of the Fund will fluctuate with the value of its portfolio securities.

                       PC&J PERFORMANCE FUND

                      NEW ACCOUNT APPLICATION


 INSTRUCTIONS: Complete Sections 1 through 4 where applicable. Please print or
 type.     This application should be completed, signed and mailed to PC&J
 Lockbox Account, Cincinnati. If payment is by check or other negotiable instrument such check or other negotiable instrument payable to PC&J Performance Fund should accompany the New Account Application. Refer to the Prospectus for more detailed information.

 MAIL TO:  PC&J - Lockbox Account
           Location 0614
           Cincinnati, Ohio 45264-0614
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 1.   REGISTRATION (Complete one section only)

                     ___________________________________     _______________
 INDIVIDUALS         First Name   Initial   Last Name        Social Security
     AND                                                         Number
 JOINT TENANTS
                     _______________________________________________________
                     Joint Owner (A Joint Tenancy with right of survivorship will be presumed, unless otherwise indicated)


                     ___________________________________     _______________
 GIFTS               Custodian's Name (only one)             Minor's state
 TO                                                           of residence
 MINORS
                     ___________________________________     ________________
                     Minor's Name (Only one)                 Minor's Social
                                                              Security Number


                     ___________________________________     _______________
 TRUSTS              Trust or Plan Name                      Tax Identifi-
 AND QUALIFIED                                                cation Number
 RETIREMENT PLANS
                     ___________________________________
                     Name of Trustee(s)


                     ___________________________________     _______________
 ORGANIZATIONS       Name of Organization                    Tax Identifi-
                                                             cation Number

                     Type:  ___Corporation   ___Partnership   ___Association

 2.   MAILING ADDRESS

                     ___________________________________    ________________
                     Street                                 Telephone Number

                     ___________________________________    ________________
                          City                  State       Zip Code

                     ___________________________________
                     Attention (if any)

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 3.   INITIAL INVESTMENT (Complete one only)

      A.   I am mailing $___________ by check or other negotiable instrument
                           Amount

      B.   I have arranged $___________ for wire transfer
                              Amount

      to PC&J Lockbox Account, Cincinnati at the address set forth above for the purchase of shares of PC&J Performance Fund. The minimum initial purchase is $1,000 ($2,000 for tax deferred retirement plans).

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 4.   SIGNATURES


      I have received and reviewed a copy of the Fund's Prospectus dated April
        , 1999 and understand that (a) certificates with respect to shares of the Fund will not be issued, and (b) dividends and capital gain distributions will be made only in additional shares of the Fund and not in cash.



      _____________      __________________________________________________
          Date           Signature (Individual, Custodian, Trustee or Other)

      _____________      __________________________________________________
          Date           Signature of Joint Owner (if any)

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 FOR MORE INFORMATION



 Shareholder inquiries regarding the Fund can be made to:



 PC&J Performance Fund
 120 West Third St.
 Suite 300
 Dayton, Ohio 45402

 Telephone: 937-223-0600




 Several additional sources of information are available to you. The Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI), incorporated by reference into this prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.



 Call the Fund at 937-223-0600 to request free copies of the SAI and the Fund's annual and semi-annual reports or to request other information about the Fund.



 You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee the Public Reference Section of the SEC, Washington, D.C. 20549-6609.



 Investment Company Act # 2-87490

                STATEMENT OF ADDITIONAL INFORMATION

                          APRIL   , 1999




                       PC&J PERFORMANCE FUND

                          A No-Load Fund

                        300 Old Post Office
                       120 West Third Street
                        Dayton, Ohio 45402




        Investment Adviser: Parker Carlson & Johnson, Inc.
                          (the "Adviser")






                       INVESTMENT OBJECTIVE

 The investment objective of PC&J Performance Fund (the "Fund") is long-term growth of capital through investment in common stocks. Current income is of secondary importance.






                        IMPORTANT FEATURES

                   Investment for Capital Growth
            No Sales Commissions or Withdrawal Charges
                      Professional Management
                          Diversification


 This Statement of Additional Information is not a prospectus and should be
 read in conjunction with the Prospectus of the Fund dated April   , 1999 (the
 "Prospectus"). This Statement of Additional Information incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1998. The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 937-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.

                          TABLE OF CONTENTS

                                                                 PAGE
 INVESTMENT OBJECTIVE AND POLICIES .............................. 1
      Fundamental ............................................... 1
      Non-Fundamental ........................................... 2
      State Restrictions ........................................ 3

 ORGANIZATION AND OPERATION OF THE FUND ......................... 3
      Principal Holders of Equity Securities .................... 5
      Investment Adviser ........................................ 6
      Manager and Transfer Agent ................................ 6
      Custodian ................................................. 7
      Auditors .................................................. 7

 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION ................ 7

 DESCRIPTION OF SHARES AND TAXES ................................ 8

 FINANCIAL STATEMENTS ........................................... 9

 INVESTMENT OBJECTIVE AND POLICIES

 FUNDAMENTAL

 The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

      3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

      5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

 With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the SEC staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

 Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.


 NON-FUNDAMENTAL

 The following limitations have been adopted by the Fund and are Non-
 Fundamental.

      1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      3. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and the Statement of Additional Information.

      4. SHORT SALES. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

      5. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.


      6. SECURITIES AFFILIATED WITH TRUSTEES. The Fund will not invest in securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.


 STATE RESTRICTIONS

 To comply with the current blue sky regulations of the State of Ohio, the Fund presently intends to observe the following restrictions, which may be changed by the Board of Trustees without shareholder approval.

 The Fund will not purchase or retain securities of any issuer if the Trustees and officers of the Fund or of the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities. The Fund will not purchase securities issued by other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition.
 The Fund will not borrow (other than by entering into reverse repurchase agreements), pledge, mortgage or hypothecate more than one-third of its total assets. In addition, the Fund will engage in borrowing (other than reverse repurchase agreements) only for emergency or extraordinary purposes and not for leverage. The Fund will not invest more than 15% of its total assets in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any issuer to be held by the Fund.

 ORGANIZATION AND OPERATION OF THE FUND

 The names of the executive officers and Trustees of the Fund are shown in the table below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


 The Fund is a diversified, open-end management investment company organized as an Ohio business trust on October 26, 1983. The responsibility for management of the Fund is vested in its Board of Trustees. The Board of Trustees, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.



                                  POSITION HELD   PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS AND AGE            WITH FUND       DURING PAST FIVE YEARS
 *Leslie O. Parker III <F1>                       President and Since September 1982,
  300 Old Post Office             Trustee         President of Adviser
  120 West Third Street
  Dayton, Ohio 45402
  Age:59

 *Kathleen A. Carlson, CFA <F1>                   Treasurer and Since September 1982,
  300 Old Post Office             Trustee         Treasurer of Adviser
  120 West Third Street
  Dayton, Ohio 45402
  Age:43

 *James M. Johnson, CFA <F1>                      Secretary and Since September 1982,
  300 Old Post Office             Trustee         Secretary  of Adviser
  120 West Third Street
  Dayton, Ohio 45402
  Age:46

  Donald N. Lorenz                Trustee         Retired since December 1998;
  210 B Mariners Point                            from December 1980 to
  73 Skull Creek Drive                            December 1998, Vice
  Hilton Head Island, S.C. 29926                  President-Finance and
  Age:64                                          Treasurer, Price Brothers
                                                  Company (concrete pipe
                                                  products)

  Thomas H. Rodgers               Trustee         Since July 1986, Vice
  World Headquarters Blvd.                        President-General Counsel
  Troy, Ohio 45373                                and Secretary, Premark
  Age:54                                          International, Inc. Food
                                                  Equipment Group




<F1> The Fund's President, Treasurer and Secretary are the President, Treasurer
 and Secretary, respectively, of Adviser and own in the aggregate a controlling interest in Adviser.


[/R]
 Each of the foregoing Trustees also is a Trustee of PC&J Preservation Fund.


 As of February 12, 1999, all Trustees and officers of the Fund as a group owned 1.65% of the outstanding shares of the Fund.



 The compensation paid to the Trustees of the Fund for the year ended December 31, 1998 is set forth in the following table:



                                          PENSION OR  ESTIMATED  TOTAL
                                          RETIREMENT  ANNUAL     COMPENSA-
                               AGGREGATE  ACCRUED AS  BENEFITS   TION FROM
                               COMPENSA-  PART OF     UPON       FUND
                               TION FROM  FUND        RETIRE-    COMPLEX
       NAME                    FUND       EXPENSES    MENT
 Leslie O. Parker, III         $0         $0          $0         $0

 Kathleen A. Carlson           $0         $0          $0         $0

 James M. Johnson              $0         $0          $0         $0

 Donald N. Lorenz              $450       $0          $0         $900

 Thomas H. Rodgers             $450       $0          $0         $900



 The Fund and PC&J Preservation Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See 'Manager and Transfer Agent.'


 PRINCIPAL HOLDERS OF EQUITY SECURITIES


 The following table sets forth each person or group known to the Fund to be the record or beneficial owner of five percent (5%) or more of the Fund's shares as of January 31, 1999:

      NONE.

 INVESTMENT ADVISER


 For the Fund's fiscal years ended December 31, 1996, 1997, 1998 the Adviser was paid $259,438, $325,779, and $413,642 respectively, under the Investment Advisory Agreement.


 The Adviser and Service Corp., as manager, jointly and severally have agreed to reimburse the Fund (up to the amount of the respective fee received by Adviser or Service Corp.) for the aggregate expenses of the Fund during any fiscal year which exceed the limits prescribed by any state in which the shares of the Fund are registered for sale. Currently, the most stringent limitation provides that annual expenses of the Fund, including investment advisory and management fees but excluding interest, taxes, brokerage commissions and extraordinary expenses, shall not exceed two percent of the first ten million dollars of the Fund's average net assets and one and one-half percent of average net assets in excess of ten million dollars. The Fund's expenses have never exceeded the foregoing limitations.

 MANAGER AND TRANSFER AGENT


 The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 300 Old Post Office, 120 West Third Street, Dayton, Ohio ("Service Corp."). Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by Adviser, and to serve as its transfer and dividend-disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the
 Fund).



 These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of Adviser.



 As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of .5% of the daily net asset value of the Fund.



 For the Fund's fiscal years ended December 31, 1996, 1997, and 1998 Service Corp. was paid $129,719, $162,890, and $206,821 respectively, under the Management Agreement.


 Service Corp. has agreed to pay the Fund's organizational costs and to provide and pay the compensation for the Fund's officers and employees, to provide and pay for office space and facilities required for its operation and generally to provide and pay for the general administration and operation of the Fund, including its compliance obligations under state and federal laws and regulations (but excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).

 CUSTODIAN


 The Fund has appointed Star Bank, N.A., Cincinnati ("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, as the Fund's custodian. In such capacity the Custodian will receive all new account applications in connection with initial purchases of the Fund's shares, will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.


 AUDITORS


 The Fund has selected the firm of Deloitte & Touche, LLP as the independent auditors for the Fund. The Auditors' principal business address is: 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402.



 It is expected that such independent public accountants will audit the annual financial statements of the Fund, assist in the preparation of the Fund's federal and state tax returns and advise the Fund as to accounting matters.


 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

 Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence the Fund will not necessarily be paying the lowest commission or spread available.

 The Adviser may consider (a) provision of research, statistical and other information to the Fund or to the Adviser, and (b) the occasional sale by a broker-dealer of Fund shares as factors in the selection of qualified broker-dealers who effect portfolio transactions for the Fund so long as the Adviser's ability to obtain the best net results for portfolio transactions of the Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information and the occasional sale by a broker-dealer of Fund shares is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information and the occasional sale by a broker-dealer of Fund shares will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided.


 For the Fund's fiscal years ended December 31, 1996, 1997, and 1998 the Fund paid $51,025, $29,608, and $50,633 respectively, in brokerage commissions. Of this amount approximately 100% was paid to firms which provided either research, statistical or other information to the Fund or Adviser.


 To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.

 DESCRIPTION OF SHARES AND TAXES


 Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.


 Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.


 The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.


 FINANCIAL STATEMENTS


 The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1998.

                          PC&J PERFORMANCE FUND


 PART C.   OTHER INFORMATION


 ITEM 23.  EXHIBITS

 (a)  Articles of Incorporation


 (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.


 (b)  By-Laws


 (i) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (ii) Copy of Amendment No. 1 to Registrant's By-laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.


 (c) Instruments Defining Rights of Security Holders _ None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

 (d)  Investment Advisory Contracts


 (i)  Copy of Registrant's Investment Advisory Agreement with its
 Adviser, Parker Carlson & Johnson, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (ii) Amendment No. 1 to Registrant's Investment Advisory Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (iii) Copy of Registrant's Management and Transfer Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (iv) Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (v) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.



 (vi) Amendment No. 3 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.


 (e)  Underwriting Contracts - None.

 (f)  Bonus or Profit Sharing Contracts - None.


 (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., Cincinnati, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.


 (h)  Other Material Contracts - None.

 (i) Legal Opinion. Opinion and Consent of Brown, Cummins & Brown Co., LPA, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

 (j) Other Opinions. Consent of Deloitte & Touche, LLP is filed herewith.

 (k)  Omitted Financial Statements - None.


 (l)  Initial Capital Agreements.  Copy of Letter of Initial
 Stockholder, which was filed as an Exhibit to Registrant's Post-
 Effective Amendment No. 16, is hereby incorporated by reference.



 (m) Rule 12b-1 Plan. Copy of Registrant's 12b-1 Distribution Expense Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.


 (n)  Financial Data Schedule - None.

 (o)  Rule 18f-3 Plan - None.

 (p)  Power of Attorney.


 (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, are hereby incorporated by reference.



 (ii) Power of Attorney for Trustees and Officers of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, are hereby incorporated by reference.


 ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

           None.

 ITEM 25.  INDEMNIFICATION

      (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

           SECTION 6.4  INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC.
           The Fund shall indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or
           (b) an independent legal counsel in a legal opinion.

           SECTION 6.5 ADVANCES OF EXPENSES. The Fund shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or
           (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

           SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

      (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

      (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


 ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           None.


 ITEM 27.  PRINCIPAL UNDERWRITERS

           None.


 ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

           Kathleen A. Carlson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by
           Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.

 ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

           None.


 ITEM 30.  UNDERTAKINGS
           None.

                                SIGNATURES



 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 19th day of February, 1999.


                          PC&J PERFORMANCE FUND


                          By: /s/
                             -------------------------------------
                             JAMES M. JOHNSON, Attorney-In-Fact



 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

 SIGNATURE                CAPACITY


Leslie 0. Parker III President, Trustee  )
                     and Principal       )
                     Executive           )
                     Officer             )
                                         )
Kathleen A. Carlson  Treasurer, Trustee, )
                     Principal Financial )
                     and Accounting      )
                     Officer             )  By:/s/
                                               ---------------------
                                         )        James M. Johnson,
James M. Johnson     Secretary and       )        Attorney-in-Fact
                     Trustee             )

                                         )        February 19, 1999

Donald N. Lorenz     Trustee             )
                                         )
Thomas H. Rodgers    Trustee             )

                             EXHIBIT INDEX


                                                                  EXHIBIT

 Consent of Deloitte & Touche, LLP ............................ Ex-99.B11